Related party balances and transactions	12 Months Ended
Dec. 31, 2025
Related party balances and transactions
Related party balances and transactions

24.         Related party balances and transactions

a.	Advance payments for construction to related parties are as follows:

	December 31,
	2025		2024		2023
VCD Construcción y Desarrollo, S.A.P.I. de C. V.	Ps.	3,331	Ps.	2,952	Ps.	2,899
MVD 1994 Real State Construction S.R.L. de C.V.		12,500		16,136		11,466
VCD Inmobiliaria y Construcción, S. A. P. I. de C.V.		921		1,188		29,308
Cobra Soluciones y Movilidad, S.A. de C.V.		28,090		—		—
	Ps.	44,842	Ps.	20,276	Ps.	43,673

b.	The short-term and long-term accounts payable with related parties are as follows:

	December 31,
Short-term accounts payable	2025		2024		2023
Servicios de Tecnología Aeroportuaria, S.A. de C.V.	Ps.	179,461	Ps.	183,539	Ps.	186,971
Operadora Nacional Hispana, S.A. de C.V.		4,207		2,942		5,906
VCD Construcción y Desarrollo, S.A.P.I. de C.V.		7,781		2,895		2,767
GGA Capital, S.A.P.I. de C.V. (1)		247,893		149,695		247,695
VCD Inmobiliaria y Construcción, S.A.P.I. de C.V.		1,071		5,740		819
Grupo Hotelero Santa Fe, S. A. de C. V.		842		1,019		635
VINCI Airports		322		—		—
VINCI Mobility		270		—		—
MVD 1994 Real Estate Construction, S.R.L. de C.V.		23,724		4,246		8,140
	Ps.	465,571	Ps.	350,076	Ps.	452,933

	December 31,
Long term accounts payable:	2024		2023	2022
GGA Capital, S.A.P.I. de C.V. (2)	Ps.	220,500	$-	$-

(1)	The short-term balance payable to GGA Capital, S.A.P.I. of C.V. for Ps. 247,893, Ps. 149,695 and Ps. 247,695 corresponds to short term loans of OMA VYNMSA Aeroindustrial Park S.A. de C.V. as of December 31, 2025, 2024 and 2023, respectively. Loans generated interest at a 91-day TIIE rate plus 3.20 percentage points, the interest rate was 10.44%, 10.6327% and 15.725% , respectively.
(2)	The long-term balance payable with GGA Capital, S.A.P.I. de C.V. for Ps. 173,950 and Ps. 220,500, corresponds to a loan payable from OMA VYNMSA Aeroindustrial Park S.A. de C.V. as of December 31, 2025 and 2024, respectively. The loan generated interest at a 91-day TIIE rate plus 3.20 percentage points, the interest rate was 10.44%.

c.	The principal transactions with related parties performed in the normal course of business, are as follows:

	Year ended December 31,
	2025		2024		2023
Capital Expenditures:
Industrial warehouse	Ps.	74,026	Ps.	311,317	Ps.	130,079
Expenses:
Payments from technical assistance received		261,099		235,499		237,896
Administrative services		68,235		66,108		50,300
Improvements to concessioned assets:
Terminal building		—		304		—

Compensation to directors and officers comprising the Board of Directors, Audit Committee, Corporate Practices Committee, Finance, Planning and Sustainability were Ps. 5,379, Ps. 4,376, and Ps. 6,974 for 2025, 2024, and 2023, respectively.

Employee Benefits – Employee benefits granted to key management personnel of the Company were comprised solely of short-term benefits of Ps.107,506, Ps. 103,531 and Ps. 101,166 in 2025, 2024 and 2023, respectively.

Technical Assistance – On December 14, 2020, a Third Amending Agreement to the Technical Assistance and Technology Transfer Agreement with SETA was signed with a term through December 31, 2021, and automatic annual renewals thereafter from 2022.

The annual consideration under the amendment is the greater of U.S. $ 3,766 (thousand), (updated annually according to the U.S. consumer price index) and 3% of the Company’s consolidated EBITDA before payment of the technical assistance fee. For purposes of this calculation, consolidated EBITDA before technical assistance considers exclusively airport concessions and companies that directly or indirectly provide employee services to airports.

In 2025, 2024 and 2023 the variable part of the consideration for this concept was greater than the fixed part of US$4,264 (thousand), US$4,144 (thousand) and US$4,009 (thousand), respectively.

Pursuant to the Company’s bylaws, SETA (as holder of the Company’s Series “BB” shares) has the ability to appoint and remove the Company’s Chief Financial Officer, Chief Operating Officer and Commercial Director, the right to elect three members of the Company’s board of directors, and the right to veto certain actions requiring approval of the Company’s shareholders (including the payment of dividends and the right to appoint certain members of senior management). In the event of the termination of the technical assistance agreement, the Series “BB” shares will be converted into Series “B” shares resulting in the termination of these rights.

If at any time after June 14, 2015, SETA were to hold less than 7.65% of the Company’s capital stock in the form of Series “BB” shares, such shares must be converted into Series “B” shares, which would cause SETA to lose all of its special rights. So long as SETA retains at least 7.65% of the Company’s capital stock in form of Series “BB” shares, all its special rights will remain in force.

As of December 31, 2025, SETA holds 12.9% of GACN’s outstanding capital stock in the form of series “BB” shares and, additionally holds 1.9% in the form of Series “B” shares.